Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Schedule Of Accrued Liabilities [Line Items]
Uninvoiced inventory receipts		$ 37,501		$ 23,744
Employee-related accruals		31,836		24,463
Other		55,457		32,078
Accrued Liabilities, Current	$ 151,547	$ 124,794	$ 72,738	$ 80,285